Share-Based Payments - Narrative (Detail)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for award	595,000,000
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	520,000,000
Number of equity awards period	36 months
Maximum shares available per individual during the plan period	20,000,000
2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity awards period	36 months
Maximum shares available per individual during the plan period	8,000,000
Restricted Stock Units (RSUs) [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Restricted Stock Units (RSUs) [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	2
Portfolio Performance Shares [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Portfolio Performance Shares [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	2,000,000
Performance Shares [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Performance Shares [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	2,000,000
Employee Stock Option [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Employee Stock Option [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Total Shareholder Return Units (TSRU) [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Total Shareholder Return Units (TSRU) [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1,000,000